Note 8 - Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2013	2014	Interest rate	Period
A(i)	$10,333,120	$10,295,800	1.5% per month	October 9, 2013 to October 20, 2014
			19-21% per annum	October 21, 2014 to December 31, 2014
	$10,333,120	$10,295,800

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	December 31,
	2013	2014
Beginning balance	$1,205,604	$10,333,120
Additioins	10,333,120	-
Collection	(995,190)	-
Write-offs	(209,956)	-
Exchange difference	(458)	(37,320)
Ending balance	$10,333,120	$10,295,800